Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Other Liabilities
Other Liabilities

($ in millions)

At December 31:	2012	2011
Income tax reserves	$2,527	$3,989
Executive compensation accruals	1,542	1,388
Disability benefits	890	835
Derivative liabilities	78	166
Special actions	430	347
Workforce reductions	473	366
Deferred taxes	448	549
Environmental accruals	216	249
Noncurrent warranty accruals	167	163
Asset retirement obligations	127	166
Other	709	777
Total	$7,607	$8,996

Special actions liability rollforward

(in millions)

	Liability			Liability
	as of			as of
	January 1,		Other	December 31,
	2012	Payments	Adjustments*	2012
Current
Workforce	$33	$(32)	$27	$28
Space	4	(4)	1	2
Total current	$38	$(36)	$28	$30
Noncurrent
Workforce	$344	$—	$85	$430
Space	3	—	(3)	0
Total noncurrent	$347	$—	$83	$430

*               The other adjustments column in the table above principally includes the reclassification of noncurrent to current, remeasurement of actuarial assumptions, foreign currency translation adjustments and interest accretion.